Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BARON SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 28, 2017
Supplement [Text Block]	bsf_SupplementTextBlock

BARON

FUNDS®

Baron International Growth Fund

Baron Global Advantage Fund

Supplement dated November 15, 2017 to Prospectus dated April 28, 2017

IMPORTANT NOTICE REGARDING CHANGE IN THE FEES AND EXPENSES OF BARON INTERNATIONAL GROWTH AND BARON GLOBAL ADVANTAGE FUNDS

Effective November 15, 2017, in connection with the lowering of certain fees and expenses of Baron International Growth Fund (the "Fund"), the Prospectus of the Fund is modified as follows:

On page 18 of the Prospectus, the "Annual Fund Operating Expenses" table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Management Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses	Expense Reimbursements	Total Annual Fund Operating Expenses after Expense Reimbursements[2]
BARON INTERNATIONAL GROWTH FUND[1]
Retail Shares	0.88%	0.25%	0.40%	1.53%	(0.33)%	1.20%
Institutional Shares	0.88%	0.00%	0.36%	1.24%	(0.29)%	0.95%
R6 Shares	0.88%	0.00%	0.38%	1.26%	(0.31)%	0.95%

[1]	Based on the fiscal year ended December 31, 2016 (restated to reflect management fee reduction from 1.00% to 0.88% and current expense waivers).

[2]
BAMCO, Inc. ("BAMCO" or the "Adviser") has agreed that for so long as it serves as the Adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (expenses such as portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.20% of average daily net assets of Retail Shares and 0.95% of average daily net assets of Institutional Shares and R6 Shares.

On page 18 of the Prospectus, the "Example" paragraph and table are deleted in their entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	1	3	5	10
BARON INTERNATIONAL GROWTH FUND
Retail Shares	$122	$381	$660	$1,455
Institutional Shares	$97	$303	$525	$1,166
R6 Shares	$97	$303	$525	$1,166

Effective November 15, 2017, in connection with the lowering of certain fees and expenses of Baron Global Advantage Fund (the "Fund"), the Prospectus of the Fund is modified as follows:

On page 50 of the Prospectus, the "Annual Fund Operating Expenses" table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Management Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses	Expense Reimbursements	Total Annual Fund Operating Expenses after Expense Reimbursements[2]
BARON GLOBAL ADVANTAGE FUND[1]
Retail Shares	0.85%	0.25%	2.61%	3.71%	(2.56)%	1.15%
Institutional Shares	0.85%	0.00%	2.55%	3.40%	(2.50)%	0.90%
R6 Shares	0.85%	0.00%	3.11%	3.96%	(3.06)%	0.90%

[1]	Based on the fiscal year ended December 31, 2016 (restated to reflect management fee reduction from 1.00% to 0.85% and current expense waivers).

[2]
BAMCO, Inc. ("BAMCO" or the "Adviser") has agreed that for so long as it serves as the Adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (expenses such as portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.15% of average daily net assets of Retail Shares and 0.90% of average daily net assets of Institutional Shares and R6 Shares.

On page 50 of the Prospectus, the "Example" paragraph and table are deleted in their entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	1	3	5	10
BARON GLOBAL ADVANTAGE FUND
Retail Shares	$117	$365	$633	$1,398
Institutional Shares	$92	$287	$498	$1,108
R6 Shares	$92	$287	$498	$1,108

This information supplements the Prospectus dated April 28, 2017. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.

Baron International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bsf_SupplementTextBlock

BARON

FUNDS®

Baron International Growth Fund

Supplement dated November 15, 2017 to Prospectus dated April 28, 2017

IMPORTANT NOTICE REGARDING CHANGE IN THE FEES AND EXPENSES OF BARON INTERNATIONAL GROWTH AND BARON GLOBAL ADVANTAGE FUNDS

Effective November 15, 2017, in connection with the lowering of certain fees and expenses of Baron International Growth Fund (the "Fund"), the Prospectus of the Fund is modified as follows:

On page 18 of the Prospectus, the "Annual Fund Operating Expenses" table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Management Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses	Expense Reimbursements	Total Annual Fund Operating Expenses after Expense Reimbursements[2]
BARON INTERNATIONAL GROWTH FUND[1]
Retail Shares	0.88%	0.25%	0.40%	1.53%	(0.33)%	1.20%
Institutional Shares	0.88%	0.00%	0.36%	1.24%	(0.29)%	0.95%
R6 Shares	0.88%	0.00%	0.38%	1.26%	(0.31)%	0.95%

[1]	Based on the fiscal year ended December 31, 2016 (restated to reflect management fee reduction from 1.00% to 0.88% and current expense waivers).

[2]
BAMCO, Inc. ("BAMCO" or the "Adviser") has agreed that for so long as it serves as the Adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (expenses such as portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.20% of average daily net assets of Retail Shares and 0.95% of average daily net assets of Institutional Shares and R6 Shares.

On page 18 of the Prospectus, the "Example" paragraph and table are deleted in their entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	1	3	5	10
BARON INTERNATIONAL GROWTH FUND
Retail Shares	$122	$381	$660	$1,455
Institutional Shares	$97	$303	$525	$1,166
R6 Shares	$97	$303	$525	$1,166

This information supplements the Prospectus dated April 28, 2017. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Based on the fiscal year ended December 31, 2016 (restated to reflect management fee reduction from 1.00% to 0.88% and current expense waivers).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Baron International Growth Fund | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.88%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%	[1]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[1]
Total Annual Fund Operating Expenses after Expense Reimbursements	rr_NetExpensesOverAssets	1.20%	[1],[2]
1	rr_ExpenseExampleYear01	$ 122
3	rr_ExpenseExampleYear03	381
5	rr_ExpenseExampleYear05	660
10	rr_ExpenseExampleYear10	$ 1,455
Baron International Growth Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.88%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[1]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1]
Total Annual Fund Operating Expenses after Expense Reimbursements	rr_NetExpensesOverAssets	0.95%	[1],[2]
1	rr_ExpenseExampleYear01	$ 97
3	rr_ExpenseExampleYear03	303
5	rr_ExpenseExampleYear05	525
10	rr_ExpenseExampleYear10	$ 1,166
Baron International Growth Fund | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.88%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[1]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[1]
Total Annual Fund Operating Expenses after Expense Reimbursements	rr_NetExpensesOverAssets	0.95%	[1],[2]
1	rr_ExpenseExampleYear01	$ 97
3	rr_ExpenseExampleYear03	303
5	rr_ExpenseExampleYear05	525
10	rr_ExpenseExampleYear10	$ 1,166
Baron Global Advantage Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bsf_SupplementTextBlock

BARON

FUNDS®

Baron Global Advantage Fund

Supplement dated November 15, 2017 to Prospectus dated April 28, 2017

IMPORTANT NOTICE REGARDING CHANGE IN THE FEES AND EXPENSES OF BARON INTERNATIONAL GROWTH AND BARON GLOBAL ADVANTAGE FUNDS

Effective November 15, 2017, in connection with the lowering of certain fees and expenses of Baron Global Advantage Fund (the "Fund"), the Prospectus of the Fund is modified as follows:

On page 50 of the Prospectus, the "Annual Fund Operating Expenses" table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Management Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses	Expense Reimbursements	Total Annual Fund Operating Expenses after Expense Reimbursements[2]
BARON GLOBAL ADVANTAGE FUND[1]
Retail Shares	0.85%	0.25%	2.61%	3.71%	(2.56)%	1.15%
Institutional Shares	0.85%	0.00%	2.55%	3.40%	(2.50)%	0.90%
R6 Shares	0.85%	0.00%	3.11%	3.96%	(3.06)%	0.90%

[1]	Based on the fiscal year ended December 31, 2016 (restated to reflect management fee reduction from 1.00% to 0.85% and current expense waivers).

[2]
BAMCO, Inc. ("BAMCO" or the "Adviser") has agreed that for so long as it serves as the Adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (expenses such as portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.15% of average daily net assets of Retail Shares and 0.90% of average daily net assets of Institutional Shares and R6 Shares.

On page 50 of the Prospectus, the "Example" paragraph and table are deleted in their entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	1	3	5	10
BARON GLOBAL ADVANTAGE FUND
Retail Shares	$117	$365	$633	$1,398
Institutional Shares	$92	$287	$498	$1,108
R6 Shares	$92	$287	$498	$1,108

This information supplements the Prospectus dated April 28, 2017. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Based on the fiscal year ended December 31, 2016 (restated to reflect management fee reduction from 1.00% to 0.85% and current expense waivers).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Baron Global Advantage Fund | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%	[3]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	2.61%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.71%	[3]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.56%)	[3]
Total Annual Fund Operating Expenses after Expense Reimbursements	rr_NetExpensesOverAssets	1.15%	[3],[4]
1	rr_ExpenseExampleYear01	$ 117
3	rr_ExpenseExampleYear03	365
5	rr_ExpenseExampleYear05	633
10	rr_ExpenseExampleYear10	$ 1,398
Baron Global Advantage Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%	[3]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	2.55%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.40%	[3]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.50%)	[3]
Total Annual Fund Operating Expenses after Expense Reimbursements	rr_NetExpensesOverAssets	0.90%	[3],[4]
1	rr_ExpenseExampleYear01	$ 92
3	rr_ExpenseExampleYear03	287
5	rr_ExpenseExampleYear05	498
10	rr_ExpenseExampleYear10	$ 1,108
Baron Global Advantage Fund | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%	[3]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	3.11%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.96%	[3]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.06%)	[3]
Total Annual Fund Operating Expenses after Expense Reimbursements	rr_NetExpensesOverAssets	0.90%	[3],[4]
1	rr_ExpenseExampleYear01	$ 92
3	rr_ExpenseExampleYear03	287
5	rr_ExpenseExampleYear05	498
10	rr_ExpenseExampleYear10	$ 1,108

[1]	Based on the fiscal year ended December 31, 2016 (restated to reflect management fee reduction from 1.00% to 0.88% and current expense waivers).
[2]	BAMCO, Inc. (“BAMCO” or the “Adviser”) has agreed that for so long as it serves as the Adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (expenses such as portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.20% of average daily net assets of Retail Shares and 0.95% of average daily net assets of Institutional Shares and R6 Shares.
[3]	Based on the fiscal year ended December 31, 2016 (restated to reflect management fee reduction from 1.00% to 0.85% and current expense waivers).
[4]	BAMCO, Inc. (“BAMCO” or the “Adviser”) has agreed that for so long as it serves as the Adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (expenses such as portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.15% of average daily net assets of Retail Shares and 0.90% of average daily net assets of Institutional Shares and R6 Shares.